Other non-financial assets (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Other Non-financial Assets
Prepaid expense	€ 2,471	€ 1,047
Current tax assets	1,065	444
Other	116	98
Total	€ 3,652	€ 1,589